Schedule III - Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2020
Schedule III - Real Estate and Accumulated Depreciation

SCHEDULE III
LAMAR ADVERTISING COMPANY
AND SUBSIDIARIES
Schedule of Real Estate and Accumulated Depreciation
December 31, 2020, 2019 and 2018
(In thousands)

Description (1)	Encumbrances	Initial Cost (2)	Gross Carrying Amount (3)	Accumulated Depreciation	Construction Date	Acquisition Date	Useful Lives
354,571 Displays	—	—	$3,293,778	$(2,192,700)	Various	Various	5 to 20 years

(1)	No single asset exceeded 5% of the total gross carrying amount at December 31, 2020
(2)	This information is omitted, as it would be impracticable to compile such information on a site-by-site basis
(3)	Includes sites under construction
The following table summarizes activity for the Company’s real estate assets, which consists of advertising displays and the related accumulated depreciation.

	December 31, 2020	December 31, 2019	December 31, 2018
Gross real estate assets:
Balance at the beginning of the year	$3,333,590	$3,201,434	$3,074,046
Capital expenditures on new advertising displays (4)	21,598	59,604	54,151
Capital expenditures on improvements/redevelopments of existing advertising displays	13,021	25,025	12,781
Capital expenditures other recurring	12,631	36,354	34,758
Land acquisitions (6)	8,980	22,965	15,368
Acquisition of advertising displays (5) (6)	4,446	23,589	82,617
Assets sold or written-off	(100,906)	(35,320)	(70,494)
Foreign exchange	418	(61)	(1,793)

Balance at the end of the year	$3,293,778	$3,333,590	$3,201,434

Accumulated depreciation:
Balance at the beginning of the year	$2,166,579	$2,082,335	$2,025,251
Depreciation	111,049	111,531	106,700
Assets sold or written-off	(85,267)	(27,890)	(48,488)
Foreign exchange	339	603	(1,128)

Balance at the end of the year	$2,192,700	$2,166,579	$2,082,335

(4)	Includes non-cash amounts of $621, $554 and $446 at December 31, 2020, 2019 and 2018, respectively
(5)	Includes non-cash amounts $1,928 and $7,199 at December 31, 2019 and 2018, respectively
(6)	Includes preliminary allocation of assets acquired from Fairway at December 31, 2018

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Schedule III - Real Estate and Accumulated Depreciation
SCHEDULE III
LAMAR MEDIA CORP.
AND SUBSIDIARIES
Schedule of Real Estate and Accumulated Depreciation
December 31, 2020, 2019 and 2018
(In thousands)

Description (1)	Encumbrances	Initial Cost (2)	Gross Carrying Amount (3)	Accumulated Depreciation	Construction Date	Acquisition Date	Useful Lives
354,571 Displays	—	—	$3,293,778	$(2,192,700)	Various	Various	5 to 20 years

(1)	No single asset exceeded 5% of the total gross carrying amount at December 31, 2020
(2)	This information is omitted, as it would be impracticable to compile such information on a site-by-site basis
(3)	Includes sites under construction
The following table summarizes activity for the Company’s real estate assets, which consists of advertising displays and the related accumulated depreciation.

	December 31, 2020	December 31, 2019	December 31, 2018
Gross real estate assets:
Balance at the beginning of the year	$3,333,590	$3,201,434	$3,074,046
Capital expenditures on new advertising displays (4)	21,598	59,604	54,151
Capital expenditures on improvements/redevelopments of existing advertising displays	13,021	25,025	12,781
Capital expenditures other recurring	12,631	36,354	34,758
Land acquisitions (6)	8,980	22,965	15,368
Acquisition of advertising displays (5)(6)	4,446	23,589	82,617
Assets sold or written-off	(100,906)	(35,320)	(70,494)
Foreign exchange	418	(61)	(1,793)

Balance at the end of the year	$3,293,778	$3,333,590	$3,201,434

Accumulated depreciation:
Balance at the beginning of the year	$2,166,579	$2,082,335	$2,025,251
Depreciation	111,049	111,531	106,700
Assets sold or written-off	(85,267)	(27,890)	(48,488)
Foreign exchange	339	603	(1,128)

Balance at the end of the year	$2,192,700	$2,166,579	$2,082,335

(4)	Includes non-cash amounts of $621, $554 and $446 at December 31, 2020, 2019 and 2018, respectively
(5)	Includes non-cash amounts of $1,928 and $7,199 at December 31, 2019 and 2018, respectively
(6)	Includes preliminary allocation of assets acquired from Fairway at December 31, 2018